INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 236,359,506		$ 246,480,158
Land		22,528,233		22,528,233
Other assets		22,177,729		23,053,924
Total Assets		281,065,468		292,062,315
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		189,227,285		192,130,464
Accounts payable and accrued expenses		2,802,350		2,940,104
Other liabilities		27,613,778		32,205,394
Liabilities		219,643,413		227,275,962
PARTNERS' CAPITAL
Boston Capital Tax Credit Fund V L.P.	44,228,471	44,228,471	47,000,963	47,000,963
Other partners		17,193,584		17,785,390
Partners Capital		61,422,055		64,786,353
Liabilities and Stockholders' Equity		281,065,468		292,062,315
Series Forty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		80,008,907		83,289,382
Land		8,589,687		8,589,687
Other assets		7,920,941		8,239,979
Total Assets		96,519,535		100,119,048
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		67,133,028		68,373,641
Accounts payable and accrued expenses		1,216,111		1,231,546
Other liabilities		8,372,414		9,838,390
Liabilities		76,721,553		79,443,577
PARTNERS' CAPITAL
Boston Capital Tax Credit Fund V L.P.	13,025,853	13,025,853	13,831,341	13,831,341
Other partners		6,772,129		6,844,130
Partners Capital		19,797,982		20,675,471
Liabilities and Stockholders' Equity		96,519,535		100,119,048
Series Forty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		56,666,067		59,063,634
Land		6,709,244		6,709,244
Other assets		5,168,569		5,448,962
Total Assets		68,543,880		71,221,840
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		48,419,561		49,008,261
Accounts payable and accrued expenses		494,647		712,925
Other liabilities		5,844,975		7,215,583
Liabilities		54,759,183		56,936,769
PARTNERS' CAPITAL
Boston Capital Tax Credit Fund V L.P.	8,450,971	8,450,971	8,754,024	8,754,024
Other partners		5,333,726		5,531,047
Partners Capital		13,784,697		14,285,071
Liabilities and Stockholders' Equity		68,543,880		71,221,840
Series Forty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		99,684,532		104,127,142
Land		7,229,302		7,229,302
Other assets		9,088,219		9,364,983
Total Assets		116,002,053		120,721,427
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		73,674,696		74,748,562
Accounts payable and accrued expenses		1,091,592		995,633
Other liabilities		13,396,389		15,151,421
Liabilities		88,162,677		90,895,616
PARTNERS' CAPITAL
Boston Capital Tax Credit Fund V L.P.	22,751,647	22,751,647	24,415,598	24,415,598
Other partners		5,087,729		5,410,213
Partners Capital		27,839,376		29,825,811
Liabilities and Stockholders' Equity		$ 116,002,053		$ 120,721,427